PREPAYMENTS AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended						12 Months Ended					12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Other Noncurrent Assets USD ($)	Dec. 31, 2014 Other Noncurrent Assets CNY	Dec. 31, 2014 Entrusted Loan Receivable USD ($)	Dec. 31, 2014 Entrusted Loan Receivable CNY	Dec. 31, 2013 Entrusted Loan Receivable CNY	Dec. 31, 2014 Loans Receivable USD ($)	Dec. 31, 2014 Loans Receivable CNY	Dec. 31, 2013 Loans Receivable CNY	Dec. 31, 2013 Third Party Entrusted Loan Receivable CNY	Dec. 31, 2013 Supplier Entrusted Loan Receivable CNY	Dec. 31, 2014 Investor Of An Equity Investee Entrusted Loan Receivable USD ($)	Dec. 31, 2014 Investor Of An Equity Investee Entrusted Loan Receivable CNY	Dec. 31, 2013 Investor Of An Equity Investee Entrusted Loan Receivable CNY	Dec. 31, 2014 Investor Of An Equity Investee Entrusted Loan Due June 2015 USD ($)	Dec. 31, 2014 Investor Of An Equity Investee Entrusted Loan Due June 2015 CNY	Dec. 31, 2014 Investor Of An Equity Investee Loans Receivable USD ($)	Dec. 31, 2014 Investor Of An Equity Investee Loans Receivable CNY	Dec. 31, 2013 Investor Of An Equity Investee Loans Receivable CNY	Dec. 31, 2014 Suzhou JDD USD ($)	Dec. 31, 2014 Suzhou JDD CNY	Dec. 31, 2014 Youloft HK USD ($)	Dec. 31, 2014 Youloft HK CNY
Prepayments and other current assets
Advances to employees	$ 2,297	14,254	7,658
Prepaid deposits	3,413	21,179	6,610
Loans, current												1,000		645	4,000	6,940			446	2,765	1,383
Receivable from employees	4,497	27,899	31,060
Advance to suppliers	2,618	16,246	4,976
Receivables from payment service providers	2,480	15,385
Other receivables from advertisers	7,981	49,520
Prepaid expenses	1,884	11,692	2,240
Prepaid employees compensation	1,082	6,716
Inventory	563	3,494
Others	1,109	6,879	1,170
Total	29,015	180,029	63,037
Provision for doubtful debts	521	3,230	72			207	1,284	11,160				5,000	6,160
Loans				446	2,765												645	4,000	891	5,530
Discount rate for market interest rate (as percent)																	10.00%	10.00%	10.00%	10.00%
Loan to related party repayment term																			4 years	4 years
Movement of the allowance for doubtful debts
Balance at the beginning of the year	12	72				1,799	11,160
Additions charged to general and administrative expenses	521	3,230	72			207	1,284	11,160				5,000	6,160
Reversal	(12)	(72)				(322)	(2,000)
Balance at the end of the year	521	3,230	72			1,684	10,444	11,160
Other non-current assets
Loans, noncurrent																2,000			446	2,765	4,148
Staff housing loan receivables									492	3,052	2,656
Compensation to key employees	1,458	9,049																				394	2,445	1,064	6,604
Rental deposits	1,588	9,855
Investment prepayments (ii)	4,912	30,476
Total	$ 8,896	55,197	8,804